Schedule of intangible assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	$ 14,038	$ 2,001
F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	10,554	2,001
BESS contracts [member]
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	3,484
Cost [member]
IfrsStatementLineItems [Line Items]
Balance		2,110
Additions from acquisition (note 19)		20,920	2,110
Balance		23,030	2,110
Cost [member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance		2,110
Additions from acquisition (note 19)		16,790	2,110
Balance		18,900	2,110
Cost [member] | BESS contracts [member]
IfrsStatementLineItems [Line Items]
Balance
Additions from acquisition (note 19)		4,130
Balance		4,130
Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Balance		109
Amortization		1,471	109
Impairment (note 25)		7,412
Balance		8,992	109
Accumulated amortization [member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Balance		109
Amortization		1,471	109
Impairment (note 25)		6,766
Balance		8,346	109
Accumulated amortization [member] | BESS contracts [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Impairment (note 25)		646
Balance		$ 646

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.